UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		May 5, 2006
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    104

Form 13F Information Table Value Total:   $162,587
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Financial Bankshares       COM              32020R109      328 8555.249 SH       SOLE                  732.000          7823.248
AFLAC Inc.                     COM              001055102     4284 94919.000SH       SOLE                42294.000         52625.000
Advance Auto Parts Inc         COM              00751Y106     4422 106207.000SH      SOLE                40475.000         66669.000
Altria Group Inc               COM              02209S103      356 5025.000 SH       SOLE                 4225.000           800.000
AmSouth Bancorp                COM              032165102      591 21862.000SH       SOLE                 7910.000         13952.000
Amer Fincl Gr Hldg             COM              025932104      469 11267.000SH       SOLE                 3425.000          7842.000
AmeriGas Partners L.           COM              030975106      243 8125.000 SH       SOLE                                   8125.000
American Campus Communities    COM              024835100      204 7875.000 SH       SOLE                  175.000          7700.000
American Express Comp          COM              025816109      326 6200.065 SH       SOLE                 1086.000          5114.065
Amgen Inc.                     COM              031162100     2303 31651.000SH       SOLE                10519.000         21132.000
Anadarko Petroleum Co          COM              032511107     7630 75533.000SH       SOLE                33860.000         41673.000
Anheuser-Busch Co              COM              035229103      873 20400.000SH       SOLE                10360.000         10040.000
Atlas America Inc              COM              049167109     2200 46006.999SH       SOLE                14815.999         31191.000
Avon Products Inc.             COM              054303102      228 7325.000 SH       SOLE                 7200.000           125.000
BB&T Corp                      COM              054937107      360 9195.562 SH       SOLE                 2125.000          7070.562
BLDRS Emerg Mark 50 ADR Index  COM              09348R300      401 3100.000 SH       SOLE                 1900.000          1200.000
Ball Corporation               COM              058498106     1875 42775.000SH       SOLE                18100.000         24675.000
Bank of America Corp.          COM              060505104      330 7245.000 SH       SOLE                 2391.000          4854.000
Beverly Hills Bancorp Inc.     COM              087866109      266 25125.000SH       SOLE                 4000.000         21125.000
Brunswick Corporation          COM              117043109      244 6275.000 SH       SOLE                                   6275.000
CBL & Assoc Properties         COM              124830100      318 7500.000 SH       SOLE                 3000.000          4500.000
Caterpillar Inc                COM              149123101      321 4475.631 SH       SOLE                  775.000          3700.631
Celanese Corp.                 COM              150870103     1716 81820.591SH       SOLE                46850.000         34970.591
Charming Shoppes Inc           COM              161133103      280 18800.000SH       SOLE                 5750.000         13050.000
Chesapeake Energy Cor          COM              165167107    10338 329142.415SH      SOLE               157615.000        171527.415
Church & Dwight Co.            COM              171340102      929 25150.862SH       SOLE                 7650.000         17500.862
Citigroup Inc                  COM              172967101     5065 107243.842SH      SOLE                39406.139         67837.703
Colgate-Palmolive Co           COM              194162103     1908 33417.000SH       SOLE                16179.000         17238.000
Colonial Properties T          COM              195872106      364 7265.000 SH       SOLE                 1200.000          6065.000
Cott Corporation               COM              22163N106      215 16700.000SH       SOLE                 2075.000         14625.000
Develop Divers Realty          COM              251591103      870 15892.928SH       SOLE                 3386.000         12506.928
Devon Energy Corp              COM              25179M103     3000 49050.000SH       SOLE                16619.000         32431.000
Discovery Hldg Cl A            COM              25468Y107      394 26281.000SH       SOLE                12004.000         14277.000
Dixon Oil & Gas, Inc.          COM              255840209        0 10000.000SH       SOLE                                  10000.000
Dominion Resources             COM              25746U109      713 10325.000SH       SOLE                 3725.000          6600.000
Duquesne Light Hldgs Inc       COM              266233105      180 10902.000SH       SOLE                                  10902.000
Emerson Electric Co.           COM              291011104      319 3820.000 SH       SOLE                 1535.000          2285.000
Enterprise Products Part LP    COM              293792107     2742 111072.669SH      SOLE                39116.000         71956.669
Equity Inns Inc                COM              294703103     1692 104470.208SH      SOLE                29950.000         74520.208
Exxon Mobil Corporati          COM              30231G102      394 6481.000 SH       SOLE                 1856.000          4625.000
Fastenal Company               COM              311900104     3880 81960.000SH       SOLE                37650.000         44310.000
First Bank of DE               COM              319307104       57 20000.000SH       SOLE                20000.000
Florida Rock Industri          COM              341140101      275 4884.000 SH       SOLE                 2312.000          2572.000
Fortune Brands Inc.            COM              349631101      202 2500.346 SH       SOLE                                   2500.346
General Electric Co            COM              369604103     3525 101340.676SH      SOLE                33587.000         67753.676
General Growth Proper          COM              370021107      428 8750.000 SH       SOLE                  600.000          8150.000
Glaxo Smithkline ADS           COM              37733W105     1365 26085.000SH       SOLE                14700.000         11385.000
Glimcher Realty Trust          COM              379302102     1206 42475.000SH       SOLE                18775.000         23700.000
Health Care Property Investors COM              421915109      535 18827.000SH       SOLE                                  18827.000
Highland Hospitality Corporati COM              430141101      298 23475.000SH       SOLE                                  23475.000
Home Depot Inc.                COM              437076102      315 7458.000 SH       SOLE                 1150.000          6308.000
Host Hotels & Resorts          COM              44107P104      372 17400.000SH       SOLE                                  17400.000
IBM Corp                       COM              459200101      271 3288.000 SH       SOLE                  165.000          3123.000
ITT Educational Servi          COM              45068B109     8846 138105.000SH      SOLE                57525.000         80580.000
Intel Corporation              COM              458140100      250 12845.481SH       SOLE                 3140.481          9705.000
Intrawest Corp                 COM              460915200      222 6500.000 SH       SOLE                 6500.000
JPMorgan Chase & Co            COM              46625H100      348 8361.000 SH       SOLE                 1756.000          6605.000
Johnson & Johnson              COM              478160104      729 12318.251SH       SOLE                 4161.251          8357.000
Kilroy Realty Corp.            COM              49427F108      251 3250.000 SH       SOLE                 2000.000          1250.000
Kinder Morgan Energy           COM              494550106     2198 45615.135SH       SOLE                17975.000         27640.135
Laboratory Co Amer Hldgs       COM              50540R409     6898 117950.000SH      SOLE                43620.000         74330.000
Liberty Media cl A             COM              530718105     2085 253967.000SH      SOLE               120125.000        133842.000
Lowes Companies Inc.           COM              548661107      392 6090.000 SH       SOLE                 4250.000          2540.000
Lucent Technologies            COM              549463107       99 32509.000SH       SOLE                20534.000         12775.000
Magellan Midstream Prtnrs L.   COM              559080106      596 18141.310SH       SOLE                 8950.000          9191.310
Microsoft Corporation          COM              594918104      450 16556.137SH       SOLE                 3791.000         12765.137
Mid-America Apartment          COM              59522J103      284 5185.041 SH       SOLE                 1875.000          3310.041
Nabors Ind Ltd                 COM              G6359F103      222 3100.000 SH       SOLE                 1500.000          1600.000
National Oilwell Varco Inc     COM              637071101      538 8395.000 SH       SOLE                 6625.000          1770.000
Newcastle Investment Corp      COM              65105M108      481 20120.000SH       SOLE                15375.000          4745.000
Newpark Resources In           COM              651718504     2146 261650.000SH      SOLE               104950.000        156700.000
Northern Border Partners       COM              664785102      422 8800.000 SH       SOLE                                   8800.000
PNC Financial Services         COM              693475105      219 3260.000 SH       SOLE                                   3260.000
Penn R.E.I.T. SBI              COM              709102107     3497 79487.034SH       SOLE                26106.999         53380.035
Penn VA Corporation            COM              707882106     1934 27240.000SH       SOLE                18200.000          9040.000
PepsiCo Inc.                   COM              713448108      232 4012.000 SH       SOLE                  695.000          3317.000
Pfizer Inc.                    COM              717081103     5893 236494.764SH      SOLE                92499.000        144695.764
Presidential Life Cor          COM              740884101      391 15375.000SH       SOLE                 6175.000          9200.000
Procter & Gamble Co.           COM              742718109      344 5963.897 SH       SOLE                 3671.608          2292.289
Quest Diagnostics Inc          COM              74834L100     6010 117160.132SH      SOLE                44155.000         73005.132
Resource America Inc           COM              761195205     1132 56847.000SH       SOLE                18214.000         38633.000
Salix Pharm Ltd (Del)          COM              795435106      402 24350.000SH       SOLE                12575.000         11775.000
ServiceMaster Company          COM              81760N109      482 36705.000SH       SOLE                 8910.000         27795.000
Shire Pharmaceuticals          COM              82481R106     1358 29215.001SH       SOLE                 9591.000         19624.001
Sovereign Bancorp In           COM              845905108     3223 147124.000SH      SOLE                65170.000         81954.000
St. Paul Travelers Companies   COM              792860108      830 19866.035SH       SOLE                 4587.000         15279.036
Steris Corporation             COM              859152100     1145 46375.000SH       SOLE                18990.000         27385.000
StreetTRACKS Gold Trust        COM              863307104      665 11450.000SH       SOLE                  500.000         11450.000
Susquehanna Bancshare          COM              869099101      297 11520.000SH       SOLE                 2559.000          8961.000
Symantec Corporation           COM              871503108      305 18100.000SH       SOLE                 3850.000         14250.000
TEPPCO Partners L.P.           COM              872384102      306 8426.375 SH       SOLE                  450.000          7976.375
Terex Corp.                    COM              880779103     5888 74305.000SH       SOLE                27325.000         46980.000
The Bancorp Inc.               COM              05969A105      524 21325.000SH       SOLE                 6550.000         14775.000
Thermo Electron Corp.          COM              883556102      308 8300.000 SH       SOLE                 2550.000          5750.000
TrustCo Bank Corp NY           COM              898349105      204 16800.000SH       SOLE                10675.000          6125.000
Vector Group Ltd.              COM              92240M108      332 17407.922SH       SOLE                  300.000         17107.922
Volvo                          COM              928856400      241 5175.000 SH       SOLE                  100.000          5075.000
Wal-Mart Stores Inc.           COM              931142103      236 5002.567 SH       SOLE                  478.000          4524.567
WellPoint, Inc.                COM              94973V107    10381 134075.000SH      SOLE                52580.000         82295.000
Wells Fargo & Co               COM              949746101      243 3810.853 SH       SOLE                 1026.000          2784.853
XTO Energy Inc                 COM              98385X106    14344 329219.996SH      SOLE               140866.999        188352.997
iShr MSCI Emerg Mkts ETF       COM              464287234      262 2649.000 SH       SOLE                                   2649.000
iStar Financial                COM              45031U101      699 18250.000SH       SOLE                 7675.000         10575.000
Celanese Corp. Pfd. Conv.                       150870202      379    12450 SH       SOLE                     6325              6125